Business Combination and Recapitalization - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Oct. 29, 2022	Oct. 28, 2022	Dec. 31, 2022	Dec. 31, 2021	Oct. 27, 2022	Dec. 31, 2020
Business Acquisition [Line Items]
Outstanding options			244,792	287,382		141,851
Class of warrants of rights, outstanding			16,857,714	69,714
Net liabilities		$ 10,882
Restricted Stock Units [Member]
Business Acquisition [Line Items]
Outstanding restricted stock unit awards			298,389	0
Public Stockholders Warrants [Member]
Business Acquisition [Line Items]
Class of warrants of rights, outstanding			10,350,000	0	10,350,000
Private Placement Warrants [Member]
Business Acquisition [Line Items]
Class of warrants of rights, outstanding			5,738,000	0
Common Class A [Member]
Business Acquisition [Line Items]
Common stock, par value			$ 0.0001	$ 0.0001
Series B Preferred Stock [Member]
Business Acquisition [Line Items]
Conversion of stock, shares converted	633,697
Conversion of stock, shares issued			194,494	12,226
Series A-1 Preferred Stock [Member]
Business Acquisition [Line Items]
Conversion of stock, shares converted	1,576,154
Series A-2 Preferred Stock [Member]
Business Acquisition [Line Items]
Conversion of stock, shares converted	577,791		194,494	12,226
Warrant [Member]
Business Acquisition [Line Items]
Class of warrants of rights, outstanding			69,714	69,714
LMF Merger Sub, Inc [Member]
Business Acquisition [Line Items]
Business combination, consideration transferred		85,406
Debt conversion, original debt amount		4,636
Debt conversion, accrued interest, amount		341
Unamortized debt discount		$ 168
Excess fair value of shares transferred for convertible note conversion			$ 1,180
Outstanding options		271,280
Net cash consideration		$ 9,961
Net liabilities		$ 10,882
LMF Merger Sub, Inc [Member] | Restricted Stock Units [Member]
Business Acquisition [Line Items]
Conversion of stock, shares converted		306,811
Outstanding restricted stock unit awards		255,000
LMF Merger Sub, Inc [Member] | Public Stockholders Warrants [Member]
Business Acquisition [Line Items]
Class of warrants of rights, outstanding		10,350,000
LMF Merger Sub, Inc [Member] | Private Placement Warrants [Member]
Business Acquisition [Line Items]
Class of warrants of rights, outstanding		5,738,000
LMF Merger Sub, Inc [Member] | Common Class A [Member]
Business Acquisition [Line Items]
Common stock, par value		$ 0.0001
Conversion of convertible notes to class A common shares, Shares		598,861
Business acquisition share price		$ 10
Conversion of stock, shares issued		7,238,767
Warrants to purchase		69,714
Business acquisition, equity interest issued or issuable, number of shares		8,540,552
Remained unredeemed recapitalization		4,162,040
Payment to redeem existing shareholders		$ 92,137
SPAC financing, Shares		326,399
LMF Merger Sub, Inc [Member] | Series B Preferred Stock [Member]
Business Acquisition [Line Items]
Conversion of stock, shares converted		633,697
LMF Merger Sub, Inc [Member] | Series A-1 Preferred Stock [Member]
Business Acquisition [Line Items]
Conversion of stock, shares converted		1,576,154
LMF Merger Sub, Inc [Member] | Series A-2 Preferred Stock [Member]
Business Acquisition [Line Items]
Conversion of stock, shares converted		577,791
LMF Merger Sub, Inc [Member] | Warrant [Member]
Business Acquisition [Line Items]
Class of warrants of rights, outstanding		57,942